Summary of significant accounting policies	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Accounting Policies [Line Items]
Summary of significant accounting policies	Summary of significant accounting policies
Basis of presentation and consolidation
As a non-U.S. company listed on the NASDAQ, the United States Securities and Exchange Commission (“SEC”) required the Company to perform a test on the last business day of the second quarter of each fiscal year to determine whether the Company continued to meet the definition of a foreign private issuer (“FPI”). Historically, the Company met the definition of an FPI, and as such, prepared consolidated financial statements in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), reported with the SEC on FPI forms, and complied with SEC rules and regulations applicable to FPIs.
On June 30, 2022, the Company performed the test and determined that the Company no longer met the definition of an FPI. As such, the Company is required to prepare consolidated financial statements in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”), report with the SEC on domestic forms, and comply with SEC rules and regulations applicable to domestic issuers. In the year ended December 31, 2022, the Company retrospectively adopted U.S. GAAP.
The consolidated financial statements of the Company have been prepared in accordance with U.S. GAAP for all periods presented. Comparative figures, which were previously prepared in accordance with IFRS, have been adjusted as required to be compliant with the Corporation’s accounting policies under U.S. GAAP.
These consolidated financial statements include the accounts of the Company and its subsidiaries in which the Company has a controlling financial interest. All intercompany balances and transactions have been eliminated from the Company’s consolidated financial statements.
Use of estimates
The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from the estimates made by management.
Estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Estimates include the following:
•estimating the write down of inventory to net realizable value;
•estimating the fair value of stock options that are based on market conditions;
•estimating the incremental borrowing rate for calculating the lease liabilities;
•estimating the recall provision;
•estimating the contingent liabilities for the contract termination;
•estimating the fair value of the long-lived assets to determine and measure impairment losses on property and equipment, right-of-use assets and cloud computing assets included in other assets; and
•changes in facts and circumstances related to the determination of asset groups for impairment testing purposes.
Assets and liabilities held for sale
Assets and liabilities (disposal groups) to be sold are classified as held for sale in the period in which all of the following criteria are met, including: (i) management commits to a plan to sell, (ii) the disposal group is available to sell in its present condition, (iii) there is an active program to locate a buyer, (iv) the disposal group is being actively marketed at a reasonable price in relation to its fair value, (v) significant changes to the plan to sell are unlikely, and (vi) the sale of the disposal group is generally probable of being completed within one year. Management performs an assessment at least quarterly or when events or changes in business circumstances indicate that a change in classification may be necessary.
Assets and liabilities held for sale are presented separately within the consolidated balance sheets with any adjustments necessary to measure the disposal group at the lower of its carrying value or fair value less costs to sell. Depreciation of property, plant and equipment are not recorded while these assets are classified as held for sale. For each period the disposal group remains classified as held for sale, its recoverability is reassessed and any necessary adjustments are made to its carrying value.
Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits with banks with original maturities of ninety days or less and overdrafts to the extent there is a legal right of offset and practice of net settlement with cash balances.
Inventory
Inventory consists of vehicles and parts held for resale or for use in fixed fee contracts and is valued at the lower of cost and net realizable value. The cost of inventory includes purchase costs and conversion costs, and is determined principally by using the weighted average method. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion, disposal, and transportation, and any other estimated costs necessary to make the sale. As necessary, the Company records write-downs for excess, slow moving and obsolete inventory. To determine these amounts, the Company regularly reviews inventory quantities on hand and compares them to estimates of historical utilization, future product demand, and production requirements. Write-downs of inventory to net realizable value are recorded in cost of revenue in the consolidated financial statements.
Prepaid expenses and deposits
The Company pays for some goods and services in advance and recognizes these expenses as prepaid expenses at the balance sheet date. If certain prepaid expenses extend beyond one-year, those are classified as non-current assets.
Loan receivable
When the Company records receivables, it records an allowance for credit losses for the current expected credit losses (CECL) inherent in the asset over its expected life. The allowance for credit losses is a valuation account deducted from the amortized cost basis of the assets to present their net carrying value at the amount expected to be collected. Each period, the allowance for credit losses is adjusted through earnings to reflect expected credit losses over the remaining lives of the assets. The Company evaluates debt securities with unrealized losses to determine whether any of the losses arise from concerns about the issuer’s credit or the underlying collateral and record an allowance for credit losses, if required. The Company estimates expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. Changes in the relevant information may significantly affect the estimates of expected credit losses. During the year ended December 31, 2023, the Company advanced cash to Tevva in the form of a loan receivable of $6.0 million (see Note 12). After assessing the expected proceeds to be received at loan maturity and the potential value of related collateral to secured obligations, the Company determined that the $6 million loan receivable was fully impaired and recorded an impairment loss of $6.0 million in the consolidated statement of operations and comprehensive loss.
Plant and equipment
Plant and equipment are measured at historical cost less accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisition of the asset, including all costs incurred in bringing the asset to its present location and condition.
Depreciation is generally computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Furniture and equipment	5 years
Computer hardware	3 years
Computer software	2 years
Vehicles	3 years
Production molds	3 years
Leasehold improvements	over term of lease
Right-of-use assets	over term of lease
Impairment of long-lived assets
Long-lived assets, such as plant, and equipment, finite-lived intangible assets, and operating lease right-of-use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group exceeds the undiscounted cash flows, an impairment is recognized to the extent that the carrying amount exceeds the fair value. Fair value can be determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Any impairment loss recognized is not reversed in future periods.
Cloud computing arrangements
Capitalized implementation costs for cloud computing arrangements represents the primary balance of the Company’s other assets.
The Company’s cloud computing arrangements primarily comprise of hosting arrangements which are service contracts, whereby the Company gains remote access to use enterprise software hosted by the vendor or another third party on an as-needed basis for a period of time in exchange for a subscription fee. Subscription fees are usually prepaid and recorded in operating expense over the period that the Company has access to use the software. Implementation costs for cloud computing arrangements are capitalized if certain criteria are met and consist of internal and external costs directly attributable to developing and configuring cloud computing software for its intended use. Amortization of capitalized implementation costs is recorded on a straight-line basis over the term of the cloud computing arrangement, which is the non-cancellable period of the agreement, together with periods covered by renewal options which the Company is reasonably certain to exercise. The Company only capitalizes subsequent additions, modifications or upgrades to internal-use software to the extent that such changes allow the software to perform a task it previously did not perform.
Leases
The Company enters into contractual arrangements for the utilization of certain non-owned assets. Historically, these principally related to property for the Company’s offices, assembly facility and kiosk locations which have varying terms including extension and termination options.
The Company determines if an arrangement is a lease at inception. Leases are evaluated at commencement to determine proper classification as an operating lease or a finance lease. The Company’s leases are all operating leases. The Company recognizes a right-of-use (“ROU”) asset and lease liability at lease commencement based on the present value of lease payments over the lease term.
The Company generally uses its incremental borrowing rate as the discount rate as most of the Company’s lease arrangements do not provide an implicit borrowing rate. The incremental borrowing rate is estimated using a combination of risk-free interest rate corresponding to lease terms, as well as a blended credit risk spread.
For operating leases, fixed lease payments are recognized on a straight-line basis over the lease term. The Company has lease agreements with lease and non-lease components, and has elected to utilize the practical expedient to account for lease and non-lease components together as a single combined lease component. Certain lease agreements include variable lease payments that depend on an index, as well as payments for non-lease components, such as common area maintenance, and certain pass-through operating expenses such as real estate taxes and insurance. In instances where these payments are fixed, they are included in the measurement of our lease liabilities, and when variable, are excluded and recognized in the period in which the obligations for those payments are incurred. The Company’s leases do not contain any material residual value guarantees or payments under purchase and termination options.
Lease terms are initially determined as the non-cancellable period of a lease adjusted for options to extend or terminate a lease that are reasonably certain to be exercised. Lease liabilities are subsequently measured at amortized cost using the effective interest method.
ROU assets are carried at cost less accumulated amortization, impairment losses, and any subsequent remeasurement of the lease liability. Initial cost comprises the lease liability adjusted for lease payments at or before the commencement date, lease incentives received, initial direct costs and an estimate of restoration costs.
The Company has elected not to present short-term leases on the consolidated balance for leases that have lease terms of 12 months or less and do not contain purchase options or renewal terms that the Company is reasonably certain to exercise. The lease expense related to those short-term leases is recognized on a straight-line basis over the lease term.
Revenue
The Company historically generated revenue primarily through the sale of EVs as well as parts sales, services, repairs, and support services, and sales of custom-built vehicles; however, the revenue from custom built vehicles permanently ceased in the fourth quarter 2022.
Sales of EVs
Vehicle sales revenue is generated from the sale of EVs to customers. There is one performance obligation identified in vehicle sale arrangements. Shipping and handling provided by the Company is considered a fulfillment activity. Payment is typically received at or prior to the transfer of control of the vehicle to the customer. The Company recognizes revenue related to the vehicle when the customer obtains control of the vehicle which occurs at a point in time either upon completion of delivery to the agreed upon delivery location or upon pick up of the vehicle by the customer.
The Company’s vehicle contracts do not contain a significant financing component. The Company has elected to exclude sales taxes and amounts collected on behalf of third parties from the measurement of the transaction price.
The Company provides a manufacturer’s warranty on all vehicles sold. The warranty covers the rectification of reported defects via repair, replacement, or adjustment of faulty parts or components. The warranty does not cover any item where failure is due to normal wear and tear. In February 2023, the Company announced a voluntary recall of the SOLO due to an unidentified technical issue that resulted in loss of propulsion while driving in certain vehicles at certain times. In April 2023, the Company decided to offer to repurchase all 429 previously retailed SOLO vehicles to ensure the safety of our customers, of which the Company has made refund payments for 392 vehicles returned by customers as of December 31, 2023. As of December 31, 2023, there are 23 vehicles subject to the recall which have not been repurchased as a result of the customers rejection of the repurchase offer. At December 31, 2023 and 2022, no additional warranty provision has been recognized other than the recall provision as no future warranty services would be required following Company’s decision to buy-back the vehicles under the recall.
Part sales
The sale of parts is a single performance obligation to be recognized at the point in time when control is transferred to the customer. Shipping and handling provided by Company is considered a fulfillment activity. Payment for the products sold are made upon invoice or in accordance with payment terms customary to the business. The Company’s parts sales do not contain a significant financing component. The Company has elected to exclude sales taxes from the measurement of the transaction price.
Services, repairs and support services
Services, repairs and support services are recognized in the accounting period when the services are rendered. Payment for the services are made upon invoice or in accordance with payment terms customary to the business. The Company’s service revenue does not contain a significant financing component. The Company has elected to exclude sales taxes from the measurement of the transaction price.
Sales of custom-built vehicles
Prior to the fourth quarter of 2022, the Company manufactured and sold custom built vehicles typically on fixed fee arrangements with its customers. Revenue is recognized when the Company has transferred control to the customer which generally occurs upon completion of shipment to the customer. There is one performance obligation identified in vehicle sale arrangements. Shipping and handling provided by the Company is considered a fulfillment activity. Payment is typically received at or prior to the transfer of control of the vehicle to the customer. The Company’s vehicle contracts do not contain a significant financing component. The Company has elected to exclude sales taxes and amounts collected on behalf of third parties from the measurement of the transaction price.
Foreign currency translation
The Company and its subsidiaries’ functional currency is U.S. dollars (“USD”), except the functional currency of Intermeccanica International Inc. is CAD and the functional currency of EMV Automotive Technology (Chongqing) Inc. is the Chinese RMB.
Each entity within the consolidated group records transactions using its functional currency, being the currency of the primary economic environment in which it operates. Foreign currency transactions are translated into the respective functional currency of each entity using the foreign currency rates prevailing at the date of the transaction. Period-end balances of monetary assets and liabilities in foreign currency are translated to the respective functional currencies using period-end foreign currency rates. Foreign currency gains and losses arising from the settlement of foreign currency transactions are recognized in the consolidated statements of operations and comprehensive loss.
On consolidation, the assets and liabilities of foreign operations that have a functional currency other than USD are translated into USD at the exchange rates in effect at the end of the reporting period. Revenues and expenses are translated at the average monthly exchange rates prevailing during the period. The resulting translation gains and losses are included within other comprehensive loss. The cumulative deferred translation gains or losses on the foreign operations are reclassified to net income, only on disposal of the foreign operations.
Advertising and marketing costs
The Company expenses advertising costs when incurred in sales and marketing expenses.
Research and development expenses
Research and development expenses consist primarily of personnel-related expenses, contractor fees, engineering design and testing expenses, and allocated facilities cost. Most of the Company’s research and development expenses are related to developing new products and services and improving existing products and services. Research and development expenses have been expensed as incurred and included in the consolidated statements of operations and comprehensive loss.
Stock-based compensation
The Company has a share-based compensation plan under which various types of equity-based awards may be granted, including stock options, deferred share units (“DSUs”) and restricted share units (“RSUs”). We use the fair value method of accounting for our stock options, DSUs and RSUs. The fair value of stock option awards with only service and/or performance conditions is estimated on the grant or offering date using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires inputs such as the risk-free interest rate, expected term and expected volatility. These inputs are subjective and generally require significant judgment. The fair value of DSUs and RSUs is measured on the grant date based on the closing fair market value of the Company’s common shares. Stock-based compensation expense is recognized over the vesting period on a straight-line basis. The Company estimates expected forfeitures at the time of grant instead of accounting for forfeitures as they occur.
For performance-based awards, stock-based compensation expense is recognized over the expected performance achievement period of individual performance milestones when the achievement of each individual performance milestone becomes probable. For performance-based awards with a vesting schedule based on the attainment of both performance and market conditions, stock-based compensation expense associated with each tranche is recognized over the longer of (i) the expected achievement period for the operational milestone for such tranche and (ii) the expected achievement period for the related market capitalization milestone determined on the grant date, beginning at the point in time when the relevant operational milestone is considered probable of being achieved. If such operational milestone becomes probable any time after the grant date, we will recognize a cumulative catch-up expense from the grant date to that point in time. If the related market capitalization milestone is achieved earlier than its expected achievement period and the achievement of the related operational milestone, then the stock-based compensation expense will be recognized over the expected achievement period for the operational milestone, which may accelerate the rate at which such expense is recognized. The fair value of such awards is estimated on the grant date using Monte Carlo simulations.
Stock-based compensation expense is recorded in general and administrative expenses, research and development expenses and sales and marketing expenses in the consolidated statements of operations and comprehensive loss.
Income taxes
Income taxes are comprised of current and deferred taxes. These taxes are accounted for using the liability method. Current tax is recognized in connection with income for tax purposes, unrealized tax benefits and the recovery of tax paid in a prior period and measured using the enacted tax rates and laws applicable to the taxation period during which the income or loss for tax purposes arose.
Deferred tax is recognized on the difference between the carrying amount of an asset or a liability, as reflected in the financial statements, and the corresponding tax base, used in the computation of income for tax purposes (temporary differences) and measured using the enacted tax rates and laws as at the balance sheet date that are expected to apply to the income that the Company expects to arise for tax purposes in the period during which the difference is expected to reverse. Management assesses the likelihood that a deferred tax asset will be realized, and a valuation allowance is provided to the extent that it is more likely than not that all or a portion of a deferred tax asset will not be realized. The determination of both current and deferred taxes reflects the Company’s interpretation of the relevant tax rules and judgement.
An unrealized tax benefit may arise in connection with a period that has not yet been reviewed by the relevant tax authority. A change in the recognition or measurement of an unrealized tax benefit is reflected in the period during which the change occurs.
Income taxes are recognized in the consolidated statements of operations and comprehensive loss, except when they relate to an item that is recognized in other comprehensive loss or directly in equity, in which case, the taxes are also recognized in other comprehensive loss or directly in equity respectively. Where income taxes arise from the initial accounting for a business combination, these are included in the accounting for the business combination.
Interest and penalties in respect of income taxes are not recognized in the consolidated statement of operations and comprehensive loss as a component of income taxes but as a component of interest expense.
Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount within a range of loss can be reasonably estimated. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. Legal costs incurred in connection with loss contingencies are expensed as incurred.
Net income or loss per share
Basic net earnings or loss per share is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted net earnings or loss per share is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for own shares held, and for the effects of all dilutive potential common shares, which comprise warrants, share options, DSUs, RSUs and restricted shares granted to employees and directors.
Segment reporting
The Company continually monitors and reviews its segment reporting structure in accordance with authoritative guidance to determine whether any changes have occurred that would impact its reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. The chief operating decision maker (“CODM”) is the Company’s Chief Executive Officer. Up until the fourth quarter of 2022, the Company managed, reported and evaluated its business in the following two reportable operating segments: (i) Electric Vehicles and (ii) Custom Built Vehicles. During the fourth quarter of 2022, the CODM changed how she makes operating decisions, assesses the performance of the business and allocates resources in a manner that caused the Company’s operating segments to change as a result of the Company having ceased receiving orders for custom built vehicles. In consideration of Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) 280, Segment Reporting, the CODM determined that the Company is not organized around specific products and services, geographic regions or regulatory environments. Accordingly, beginning with the fourth quarter of 2022, the Company realigned its reporting structure, resulting in a single reportable segment, Electric Vehicles, in Canada and the United States.
Fair value measurements
The Company follows the accounting guidance in ASC 820, Fair Value Measurement, for its fair value measurements of financial assets and liabilities measured at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.
The accounting guidance requires fair value measurements be classified and disclosed in one of the following three categories:
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Observable inputs other than Level 1 prices, for similar assets or liabilities that are directly or indirectly observable in the marketplace.
Level 3: Unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.
The Company’s financial assets include cash and cash equivalents, receivables, and restricted cash. The Company’s financial liabilities include trade payables and accrued liabilities, derivative liabilities, share-based compensation liability, and lease liabilities. The carrying amounts of these instruments, including cash and cash equivalents, receivables, restricted cash, and trade payables and accrued liabilities, are considered to be representative of their fair values because of their short-term nature.
Concentration of credit risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of principally cash and cash equivalents, bank deposits and certain receivables. The Company holds cash and cash equivalents with highly rated financial institutions. Balances with these institutions exceeded the Canadian Deposit Insurance Corporation insured amount of CAD$100 thousand as of December 31, 2023 and 2022. The Company has not experienced any significant credit losses in these accounts and does not believe the Company is exposed to any significant credit risk on these instruments.
Concentration of supply risk
In September 2017, we entered into the Manufacturing Agreement (as defined in Note 11) with Chongqing Zongshen Automobile Industry Co., Ltd. (“Zongshen”). In 2022, the delivery of SOLO vehicles to our customers and the revenue derived depended on Zongshen’s ability to fulfil its obligations under that Manufacturing Agreement. On December 20, 2022, the Company gave notice to Zongshen to immediately cease all production of SOLO vehicles due to the economic hardship and issues noted with the vehicles, pursuant to which, such concentration risk no longer existed (see Note 11).
Standards issued but not yet effective
All ASUs issued but not yet adopted were assessed and determined to be either not applicable or are not expected to have a material impact on our consolidated financial statements or financial statement disclosures.